UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS SMALL CAP GROWTH FUND I

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 3.5%
78,542	Ctrip.com International Ltd., ADR	$5,261,136
376,300	Melco PBL Entertainment (Macau) Ltd., ADR *	6,073,482
246,650	PF Chang’s China Bistro Inc. *	10,329,702
175,131	Station Casinos Inc.	15,161,091

	Total Hotels, Restaurants & Leisure	36,825,411

Leisure Equipment & Products - 0.3%
92,623	Pool Corp.	3,315,903

Media - 4.1%
258,880	Marvel Entertainment Inc. *	7,183,920
337,300	R.H. Donnelley Corp. *	23,911,197
692,070	Warner Music Group Corp.	11,806,714

	Total Media	42,901,831

Specialty Retail - 4.1%
432,100	Coldwater Creek Inc. *	8,762,988
69,100	DSW Inc., Class A Shares *	2,916,711
381,550	Men’s Wearhouse Inc.	17,951,928
702,700	Pier 1 Imports Inc.	4,855,657
295,100	Urban Outfitters Inc. *	7,823,101

	Total Specialty Retail	42,310,385

Textiles, Apparel & Luxury Goods - 0.5%
118,400	Liz Claiborne Inc.	5,073,440

	TOTAL CONSUMER DISCRETIONARY	130,426,970

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.9%
164,500	Casey’s General Stores Inc.	4,114,145
184,700	United Natural Foods Inc. *	5,659,208

	Total Food & Staples Retailing	9,773,353

Personal Products - 1.9%
436,791	Elizabeth Arden Inc. *	9,530,780
618,600	Nu Skin Enterprises Inc., Class A Shares	10,219,272

	Total Personal Products	19,750,052

	TOTAL CONSUMER STAPLES	29,523,405

ENERGY - 5.0%
Energy Equipment & Services - 3.4%
103,100	CARBO Ceramics Inc.	4,799,305
1,274,300	Input/Output Inc. *	17,559,854
433,300	Key Energy Services Inc. *	7,084,455
292,000	North American Energy Partners Inc. *	6,158,280

	Total Energy Equipment & Services	35,601,894

Oil, Gas & Consumable Fuels - 1.6%
169,174	GMX Resources Inc. *	5,198,717
141,800	OPTI Canada Inc. *	2,445,124
255,100	Range Resources Corp.	8,520,340

	Total Oil, Gas & Consumable Fuels	16,164,181

	TOTAL ENERGY	51,766,075

EXCHANGE TRADED FUNDS - 4.1%
392,600	iShares Russell 2000 Growth Index Fund	31,431,556
140,000	iShares Russell 2000 Index Fund	11,131,400

	TOTAL EXCHANGE TRADED FUNDS	42,562,956

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND I

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 4.4%
Capital Markets - 1.0%
95,105	Affiliated Managers Group Inc. *	$10,304,627

Commercial Banks - 1.4%
167,540	Cullen/Frost Bankers Inc.	8,767,368
160,140	East-West Bancorp Inc.	5,888,348

	Total Commercial Banks	14,655,716

Real Estate Investment Trusts (REITs) - 2.0%
70,612	Alexandria Real Estate Equities Inc.	7,087,326
106,600	FelCor Lodging Trust Inc.	2,768,402
169,800	Gramercy Capital Corp.	5,209,464
76,611	PS Business Parks Inc.	5,402,608

	Total Real Estate Investment Trusts (REITs)	20,467,800

	TOTAL FINANCIALS	45,428,143

HEALTH CARE - 11.1%
Biotechnology - 5.6%
224,100	Alexion Pharmaceuticals Inc. *	9,690,084
575,000	Arena Pharmaceuticals Inc. *	6,244,500
1,222,900	ARIAD Pharmaceuticals Inc. *	5,490,821
1,021,000	BioMarin Pharmaceutical Inc. *	17,622,460
168,600	Infinity Pharmaceuticals Inc. *	2,029,944
621,950	Senomyx Inc. *	7,699,741
616,890	Synta Pharmaceuticals Corp. *	4,978,302
183,775	Vertex Pharmaceuticals Inc. *	5,153,051

	Total Biotechnology	58,908,903

Health Care Equipment & Supplies - 1.6%
216,238	Advanced Medical Optics Inc. *	8,044,054
219,890	DJ Orthopedics Inc. *	8,333,831

	Total Health Care Equipment & Supplies	16,377,885

Health Care Providers & Services - 3.3%
335,500	Health Net Inc. *	18,053,255
233,300	LifePoint Hospitals Inc. *	8,916,726
135,800	Manor Care Inc.	7,382,088

	Total Health Care Providers & Services	34,352,069

Pharmaceuticals - 0.6%
229,500	Endo Pharmaceuticals Holdings Inc. *	6,747,300

	TOTAL HEALTH CARE	116,386,157

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.0%
1,113,833	Orbital Sciences Corp. *	20,873,230

Building Products - 1.3%
275,800	NCI Building Systems Inc. *	13,166,692

Commercial Services & Supplies - 1.6%
486,500	Herman Miller Inc.	16,292,885

Electrical Equipment - 0.9%
750,170	Solarfun Power Holdings Co., Ltd., ADR *	9,429,637

Machinery - 5.5%
378,700	AGCO Corp. *	14,000,539
318,600	Crane Co.	12,877,812
300,600	IDEX Corp.	15,294,528
517,495	Mueller Industries Inc.	15,576,600

	Total Machinery	57,749,479

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND I

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Trading Companies & Distributors - 2.4%
542,440	MSC Industrial Direct Co. Inc., Class A Shares	$25,321,099

Transportation Infrastructure - 0.2%
124,870	Aegean Marine Petroleum Network Inc.	2,102,811

	TOTAL INDUSTRIALS	144,935,833

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 10.8%
4,042,120	3Com Corp. *	15,804,689
1,011,400	ADC Telecommunications Inc. *	16,930,836
480,730	China Techfaith Wireless Communication Technology Ltd. *	4,398,680
490,100	Comverse Technology Inc. *	10,463,635
1,896,200	ECI Telecom Ltd. *	15,548,840
4,333,150	Extreme Networks Inc. *	18,329,224
223,285	NETGEAR Inc. *	6,370,321
1,663,481	Tekelec *	24,802,502

	Total Communications Equipment	112,648,727

Computers & Peripherals - 3.1%
578,070	Avid Technology Inc. *	20,163,082
517,581	Electronics for Imaging Inc. *	12,137,274

	Total Computers & Peripherals	32,300,356

Electronic Equipment & Instruments - 1.1%
46,200	Itron Inc. *	3,004,848
92,500	Mettler-Toledo International Inc. *	8,285,225

	Total Electronic Equipment & Instruments	11,290,073

Internet Software & Services - 6.6%
1,735,500	24/7 Real Media Inc. *	13,936,065
62,900	Baidu.com Inc., ADR *	6,072,995
84,500	j2 Global Communications Inc. *	2,342,340
535,100	SINA Corp. *	17,984,711
829,100	Sohu.com Inc. *	17,767,613
1,559,470	webMethods Inc. *	11,212,589

	Total Internet Software & Services	69,316,313

IT Services - 0.9%
304,300	Wright Express Corp. *	9,229,419

Semiconductors & Semiconductor Equipment - 2.1%
835,200	Agere Systems Inc. *	18,892,224
146,800	JA Solar Holdings Co. Ltd., ADR *	2,655,612

	Total Semiconductors & Semiconductor Equipment	21,547,836

Software - 6.7%
581,100	Blackboard Inc. *	19,542,393
469,200	Corel Corp. *	6,029,220
2,305,800	Lawson Software Inc. *	18,653,922
272,000	Sourcefire Inc. *	4,795,360
205,300	Take-Two Interactive Software Inc. *	4,134,742
1,102,637	TIBCO Software Inc. *	9,394,467
246,770	Verint Systems Inc. *	7,933,656

	Total Software	70,483,760

	TOTAL INFORMATION TECHNOLOGY	326,816,484

MATERIALS - 3.3%
Chemicals - 1.5%
158,910	Minerals Technologies Inc.	9,877,845
223,220	Valspar Corp.	6,212,213

	Total Chemicals	16,090,058

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND I

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Metals & Mining - 1.8%
550,930	Compass Minerals International Inc.	$18,401,062

	TOTAL MATERIALS	34,491,120

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.8%
547,200	Citizens Communications Co.	8,180,640

Wireless Telecommunication Services - 3.1%
476,190	American Tower Corp., Class A Shares *	18,547,600
100,212	Crown Castle International Corp. *	3,219,812
1,300,500	Dobson Communications Corp., Class A Shares *	11,171,295

	Total Wireless Telecommunication Services	32,938,707

	TOTAL TELECOMMUNICATION SERVICES	41,119,347

UTILITIES - 2.7%
Electric Utilities - 2.3%
555,800	ITC Holdings Corp.	24,060,582

Independent Power Producers & Energy Traders - 0.4%
89,800	Ormat Technologies Inc.	3,768,008

	TOTAL UTILITIES	27,828,590

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $872,266,476)	991,285,080

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.1%
Repurchase Agreement - 5.1%
$53,732,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity - $53,755,866; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $54,806,982) (Cost - $53,732,000)	53,732,000

	TOTAL INVESTMENTS - 100.1% (Cost - $925,998,476#)	1,045,017,080
	Liabilities in Excess of Other Assets - (0.1)%	(1,226,541)

	TOTAL NET ASSETS - 100.0%	$1,043,790,539

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund I (the “Fund”), a separate investment fund of the Legg Mason Partners Series Funds Inc. (“Series Funds”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Small Cap Growth a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$137,645,676
Gross unrealized depreciation	(18,627,072)

Net unrealized appreciation	$119,018,604

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2007